Long-Term Debt (Schedule Of Long-Term Debt) (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 2019 Notes [Member] USD ($)	Dec. 31, 2011 2019 Notes [Member] USD ($)	Dec. 31, 2012 2016 Notes [Member] USD ($)	Dec. 31, 2011 2016 Notes [Member] USD ($)	Jul. 13, 2011 2016 Notes [Member] BRL
Debt Instrument [Line Items]
Notes payable			$ 306,798	$ 306,532	$ 331,859	$ 214,248	400,000
Other long-term borrowings	3,824	2,971
Capital lease obligations	9,121	5,171
Long term debt and capital lease obligations	651,602	528,922
Current portion of long-term debt and capital lease obligations	1,634	2,971
Long-term debt and capital lease obligations, excluding current portion	649,968	525,951
Long term debt, expected future interest expense	$ 302,554